5. STOCK OPTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Outstanding beginning balance, Shares	6,940,395	6,531,192	6,463,206
Granted, Shares	4,214,000	754,761	977,276
Exercised, Shares	(198,854)	242,439	(580,540)
Expired, Shares		(103,119)	(328,750)
Outstanding ending balance, Shares	10,955,541	6,940,395	6,531,192
Vested and exercisable ending balance	9,049,438	5,988,119	5,463,963
Outstanding beginning balance, Weighted average exercise price	$ 0.66	$ 0.66	$ 0.67
Granted, Weighted average exercise price	.12	0.4	0.5
Exercised, Weighted average exercise price	.49	0.32	0.31
Expired, Weighted average exercise price		0.68	1.15
Outstanding ending balance, Weighted average exercise price	.45	0.66	0.66
Vested and exercisable ending balance	$ .48	$ 0.66	$ 0.58
Weighted Average Remaining Contractual Life (in years) Outstanding	6 years 11 months 19 days
Weighted Average Remaining Contractual Life (in years) Outstanding	6 years 11 months 12 days
Weighted Average Remaining Contractual Life (in years) Vested and Exercisable	6 years 5 months 12 days